Staff Cost - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2018 EUR (€) yr € / shares	Dec. 31, 2017 EUR (€) yr € / shares	Dec. 31, 2016 EUR (€) yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | €	€ 54.43	€ 30.15	€ 17.69
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	53.00%	54.00%	57.00%
Risk-free interest rate	(0.23%)	(0.34%)	(0.32%)
Expected life of warrants (years) | yr	5.05	5.05	5.05
Fair value of warrants granted in the year | € / shares	€ 17.90	€ 9.65	€ 5.78
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	57.00%	60.00%	60.00%
Risk-free interest rate	0.46%	0.25%	0.30%
Expected life of warrants (years) | yr	7.14	7.10	7.13
Fair value of warrants granted in the year | € / shares	€ 31.81	€ 17.29	€ 11.07